10. COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Stock option transactions

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22
Expired	(1,339,000)	1.32
Balance at March 31, 2014	13,061,500	1.21
Forfeited	(35,000)	0.76
Balance at June 30, 2014	13,026,500	1.21

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,671,500	1.25	-	January 6, 2017	1,671,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,960,000	0.56	-	March 15, 2018	4,960,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,375,000	0.30	47,500	December 19, 2018	2,375,000	47,500
13,026,500		$47,500		13,026,500	$47,500

Stock-based compensation

Stock-based compensation recognized during the six months ended June 30, 2014 was $Nil (June 30, 2013 - $1,052,637) which has been recorded in the consolidated statements of operations and comprehensive loss as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Three Months Ended June 30, 2014	Three Months Ended June 30, 2013	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013
Exploration	$-	$-	$-	$148,125
General and administration	-	42,257	-	904,512
	$-	$42,257	$-	$1,052,637

Schedule of fair value assumptions

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	June 30, 2014	June 30, 2013

Risk-free interest rate	-	1.25%
Expected life of options (years)	-	4.3
Annualized volatility	-	76%
Dividend rate	-	0.00%